Deposits - Schedule of Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Banking And Thrift [Abstract]
One year or less	$ 244,635	$ 287,294
After one to two years	105,367	130,439
After two to three years	41,511	49,032
After three to four years	44,537	18,408
After four to five years	50,711	38,382
Thereafter	7,092	15,281
Time Deposits, Total	$ 493,853	$ 538,836